Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Prepayment from related parties		$ 335,000
Net operating loss carryforwards (NOLs)	519,000	59,000
Stock-based compensation expense	8,000
Tax credit carryforwards	63,000	26,000
Excess of tax amortization over book amortization	(230,000)	(34,000)
Others	35,000
Total	395,000	386,000
Valuation allowance	(395,000)	(386,000)
Net